Other Operating Income	12 Months Ended
Dec. 31, 2021
Net Trading And Other Income [abstract]
Other Operating Income
5. OTHER OPERATING INCOME

			Group
	2021	2020(1)	2019(1)
	£m	£m	£m
Net losses on financial instruments designated at fair value through profit or loss	(24)	(77)	(142)
Net gains on financial instruments mandatorily at fair value through profit or loss	(2)	46	70
Hedge ineffectiveness	13	20	8
Net profit on sale of financial assets at fair value through other comprehensive income	6	17	15
Income from operating lease assets	136	126	124
Other	135	13	112
	264	145	187
(1) Restated to reflect the presentation of discontinued operations, as set out in Note 43..
Assets and liabilities held at FVTPL, including derivatives, are predominantly used to provide customers with risk management solutions, and to manage and hedge the Santander UK group’s own risks, and do not give rise to significant overall net gains/(losses) in the income statement.
'Net gains on financial instruments mandatorily at FVTPL' includes fair value losses of £15m (2020: gains of £89m, 2019: losses of £42m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged, the results of which are also included in this line item and amounted to gains of £15m (2020: losses of £88m, 2019: gains of £43m). As a result, the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were net gains of nil (2020: £1m, 2019: £1m).
In 2019, ‘Net profit on sale of financial assets at FVOCI’ included additional consideration of £15m in connection with the 2017 Vocalink Holdings Limited shareholding sale.
Exchange rate differences recognised in the Consolidated Income Statement on items not at fair value through profit or loss were £242m income (2020: £751m expense, 2019: £1,102m income) and are presented in the line ‘Other'. These are principally offset by related releases from the cash flow hedge reserve of £358m expense (2020: £809m income, 2019: £1,013m expense) as set out in the Consolidated Statement of Comprehensive Income, which are also presented in 'Other’. Exchange rate differences on items measured at FVTPL are included in the line items relating to changes in fair value.
In 2021, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £1m ( 2020 loss of £24m, 2019: nil).
Other includes £73m of property gains from the sale of our London head office and branch properties.